Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 2,628	$ 1,097
Restricted cash	500	500
Accounts receivable (net of allowance for doubtful accounts of $2,150 and $1,459, respectively)	7,894	5,236
Inventories	1,202	887
Other current assets	954	1,018
Total current assets	13,178	8,738
PROPERTY AND EQUIPMENT (net of accumulated depreciation of $6,653 and $4,568 respectively)	6,642	4,839
OTHER ASSETS	129	74
TOTAL ASSETS	19,949	13,651
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	2,529	1,933
Accrued compensation	2,137	1,338
Accrued expenses and other liabilities	773	460
Short-term portion of equipment capital leases	2,107	1,995
Revolving credit line	3,898	3,442
Total current liabilities	11,444	9,168
LONG TERM LIABILITIES
Long-term portion of equipment capital leases	2,608	1,348
TOTAL LIABILITIES	14,052	10,516
Commitments and contingencies
STOCKHOLDERS' EQUITY
Common stock, $.001 par value, (100,000,000 shares authorized; 43,416,200 and 37,424,423 shares issued and outstanding at December 31, 2011 and 2010, respectively)	43	37
Additional paid-in capital	28,490	24,557
Accumulated deficit	(22,636)	(21,459)
Total stockholders' equity	5,897	3,135
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 19,949	$ 13,651